Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Dec. 01, 2020	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000135469
Account Value [Line Items]
Line Graph and Table Measure Name		Altegris/AACA Opportunistic Real Estate Fund	Altegris/AACA Opportunistic Real Estate Fund
Account Value		$ 15,712	$ 10,000	$ 15,277	$ 13,743	$ 22,978	$ 21,162	$ 16,512	$ 11,303	$ 13,852	$ 11,207	$ 9,940
C000135470
Account Value [Line Items]
Line Graph and Table Measure Name		Altegris/AACA Opportunistic Real Estate Fund
Account Value	$ 10,000	$ 7,688		7,530	6,822	11,496	10,661
C000135471
Account Value [Line Items]
Line Graph and Table Measure Name			Altegris/AACA Opportunistic Real Estate Fund
Account Value		161,171	$ 100,000	156,219	140,159	233,831	214,797	167,219	114,202	139,543	112,525	99,690
Dow Jones U.S. Real Estate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Real Estate Total Return Index
Account Value		17,311	$ 10,000	16,508	14,707	19,653	14,140	14,930	11,580	12,067	10,986	10,214
Dow Jones U.S. Real Estate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Real Estate Total Return Index
Account Value	$ 10,000	12,411		11,835	10,544	14,090	10,137
Dow Jones U.S. Real Estate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Real Estate Total Return Index
Account Value		173,105	$ 100,000	165,078	147,066	196,529	141,396	149,297	115,804	120,668	109,855	102,136
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		34,254	$ 10,000	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	17,087		13,667	10,822	13,216	10,268
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 342,540	$ 100,000	$ 273,988	$ 216,956	$ 264,938	$ 205,849	$ 173,861	$ 132,227	$ 138,290	$ 113,509	$ 101,384